Nature of Business and Going Concern	12 Months Ended
Dec. 31, 2013
Nature of Business and Going Concern [Abstract]
NATURE OF BUSINESS AND GOING CONCERN
1 – NATURE OF BUSINESS AND GOING CONCERN

Overview

Health Revenue Assurance Holdings, Inc. (the “Company”) is a provider of revenue cycle services to a broad range of healthcare providers. We offer our customers integrated solutions designed around their specific business needs, including revenue cycle data analysis, contract and outsourced coding, billing, coding and compliance audits, coding education, coding consulting, physician coding services and ICD-10 education and transition services. With this approach, our customers benefit from integrated service offerings that we believe enhances their revenue integrity. As a result, we believe we help our customers achieve their business objectives and patient care objectives.

Dream Reachers, LLC, owns the Company’s offices and is the borrower on a mortgage loan related to such offices. Dream Reachers, LLC does not engage in real estate rental business. Its offices are occupied by Health Revenue Assurance Associates, Inc. (“HRAA”) at no cost and HRAA pays the related mortgage’s principal and interest, taxes and maintenance. The Company’s subsidiary HRAA is the sole member effective May 2011. Dream Reachers has been treated as a subsidiary for accounting purposes in the Company’s consolidated financial statements for all periods presented. (See Note 2)

On February 10, 2012, HRAA entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Health Revenue Assurance Holdings, Inc. (formerly known as Anvex International, Inc., "HRAH"), a Nevada company, and its wholly-owned subsidiary Health Revenue Acquisition Corporation (“Acquisition Sub”), which was treated for accounting purposes as a reverse recapitalization with HRAA, considered the accounting acquirer. Each share of HRAA's common stock was exchanged for the right to receive approximately 1,271 shares of HRAH’s common stock. Before their entry into the Merger Agreement, no material relationship existed between HRAH and Acquisition Sub or HRAA. (See Note 12)

On April 13, 2012, the Company changed its name from Anvex International, Inc. to Health Revenue Assurance Holdings, Inc.

On April 13, 2012, the Company’s board of directors authorized a 12.98 for 1 split of its common stock to stockholders of record as of April 13, 2012. Shares resulting from the split were issued on April 26, 2012. In connection therewith, the Company transferred $32,747 from additional paid in capital to common stock, representing the par value of additional shares issued. As a result of the stock split, fractional shares were rounded up. All share and per share amounts for all periods presented have been retroactively adjusted to reflect the stock split. (See Note 12)

Going Concern

The Company’s future success is dependent upon its ability to achieve profitable operations and generate cash from operating activities, and upon additional financing, Management believes they can raise the appropriate funds needed to support their business plan and develop an operating company which is cash flow positive.

However, as of December 31, 2013, the Company has a working capital deficiency, stockholders’ deficit and accumulated deficit of $2,292,754, $4,154,247, and $10,752,223, respectively, for the year ended December 31, 2013, incurred net losses available to common stockholders of $8,167,425, and has used net cash in operations of $3,365,005. The Company has not been able to generate sufficient cash from operating activities to fund its on-going operations. There is no guarantee that the Company will be able to generate enough revenue and/or raise capital to support its operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The consolidated financial statements do not include any adjustments relating to the recoverability or classification of recorded assets and liabilities that might result should the Company be unable to continue as a going concern.

As of December 31, 2013, the Company has a cash balance of approximately $3,053,000. The Company is currently addressing the going concern and liquidity issues. The Company expects an increase in cash flow as the result of a growing customer demand for medical billing, consulting, training, and education.

On November 12, 2013, the Company entered into a Securities Purchase Agreement for the sale of $5.4 million in Series A 8% redeemable convertible preferred stock (the “Series A Preferred Stock”) and warrants to purchase shares of the Company’s common stock. The Series A Preferred Stock is convertible into common stock on a 2 for 1 basis and is redeemable by the Company, at the option of the investor, 48 months from November 12, 2013 at the stated value of $0.30 per share or a total of $5,400,000 plus accumulated but unpaid dividends, whether declared or not. The net proceeds to the Company after commissions and professional fees was $4,903,652 and after payment of stockholder loans is $4,322,000. The net raise is sufficient to fund on-going operations for the next several months. However, the funding is not sufficient to alleviate the going concern risk. (See Note 12)